Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.05% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.4%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,455,234
stepped-coupon zero % (7.750%, 10/1/23), 10/1/46(STP)	BBB	8,800,000	9,054,264

			12,509,498
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	9,435,605
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, Class 1, 4.00%, 6/1/50	BBB+	1,700,000	1,888,470
Ser. B-1, Class 2, 4.00%, 6/1/50	BBB-	675,000	744,670
Ser. B-2, Class 2, zero %, 6/1/66	BB/P	8,000,000	1,301,567

			13,370,312
Arizona (2.2%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,736,315
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,637,114
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,021,701
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,077,529
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	824,624
5.00%, 7/1/35	BB	1,500,000	1,662,663
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,939,773
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,968,862
5.00%, 12/1/32	A3	1,500,000	1,957,545
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,639,968
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	542,862

			19,008,956
California (9.1%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	775,000	818,547
(Creekwood Apt.), Ser. A, 4.00%, 2/1/56	BB-/P	1,900,000	1,979,399
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,644,749
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	2,900,000	3,036,951
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	4,890,000	5,114,944
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,900,673	3,345,821
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	500,000	566,872
5.00%, 11/15/46	B-/P	1,000,000	1,136,028
5.00%, 11/15/36	B-/P	750,000	872,309
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,070,832
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,500,000	581,067
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	800,000	864,880
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	864,240
5.00%, 8/1/32	BB	665,000	677,305
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,913,189
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,894,217
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	2,015,141
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47 (Prerefunded 10/1/22)	BB/P	500,000	526,179
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42 (Prerefunded 10/1/22)	BB/P	1,750,000	1,841,626
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32 (Prerefunded 10/1/22)	BB/P	1,105,000	1,159,390
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	904,681
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	A-/F	1,000,000	1,043,047
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	2,589,298
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	2,000,000	2,068,796
(Union South Bay), Ser. A-2, 4.00%, 7/1/56	BB-/P	2,500,000	2,587,114
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,752,838
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	3,000,000	2,760,310
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,630,000	1,578,441
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	6,000,000	6,144,067
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,868,613
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	AAA/P	775,000	802,573
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,897,929
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	687,247
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,027,667
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44 (Prerefunded 6/1/23)	A	750,000	813,851
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	600,000	668,945
4.00%, 9/1/46	BB/P	750,000	838,265
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,008,801
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,326,058
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,795,039
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	3,750,000	830,746
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,745,466
U. of CA VRDN, Ser. AL-4, 0.01%, 5/15/48	VMIG 1	3,000,000	3,000,000

			80,663,478
Colorado (5.3%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	614,529
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41 (Prerefunded 1/1/22)	BB/P	810,000	818,088
(Christian Living Cmntys.), 5.125%, 1/1/30 (Prerefunded 1/1/22)	BB/P	1,415,000	1,426,305
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	285,059
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,151,392
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,081,334
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,150,918
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,922,985
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,000,000	4,466,215
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/44(T)	Baa1	2,000,000	2,242,997
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	1,086,175
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	2,295,227
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	625,000	710,424
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	591,816
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	625,000	711,243
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	484,163
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34 (Prerefunded 12/1/22)	BB/P	330,000	347,840
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.25%, 12/1/50	B/P	2,285,000	2,472,730
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,060,711
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	3,039,754
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,491,250
5.00%, 12/1/40	B+/P	625,000	678,068
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	2,024,068
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	563,820
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/38	B+/P	2,000,000	2,177,781
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	2,133,908
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,388,796
5.00%, 12/1/40	BB/P	1,000,000	1,117,247
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	1,070,054
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,924,841

			46,529,739
Connecticut (1.2%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,697,963
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/41(WIS)	BBB+	1,685,000	1,911,955
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/38(WIS)	BBB+	2,865,000	3,273,531
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,100,140
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,843,436

			10,827,025
Delaware (0.7%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,981,163
5.00%, 6/1/36	BB	700,000	773,366
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	2,000,000	2,192,634
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,500,000	1,657,770

			6,604,933
District of Columbia (2.1%)
DC Rev. Bonds
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	3,371,454
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	3,236,102
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,893,158
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	1,105,428
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	278,349
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A
5.00%, 6/1/61	BB/P	700,000	802,453
5.00%, 6/1/51	BB/P	625,000	721,063
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	613,078
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,935,000	2,154,031
Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	2,167,439

			18,342,555
Florida (6.8%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,438,337
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	474,508
Cap. Trust Agcy. 144A Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	4,160,191
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	1,176,227
5.00%, 8/1/40	Baa3	300,000	359,716
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	507,687
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	548,113
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	600,997
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	1,000,000	1,041,493
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BBB-	3,930,000	4,479,529
(St. Leo U.), 5.00%, 3/1/44	BBB-	3,500,000	4,011,286
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,960,066
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	890,000	966,805
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	915,000	974,293
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	520,101
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,430,015
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	2,082,668
5.00%, 11/15/39	BBB+	750,000	877,632
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,397,115
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	778,959
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A+/F	2,760,000	2,805,868
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	1,221,679
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	570,298
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	2,770,000	3,134,529
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,410,828
5.00%, 1/1/30	BB+/F	750,000	826,112
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,561,079
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	806,949
4.00%, 12/15/46	BB+/F	750,000	812,545
4.00%, 12/15/36	BB+/F	400,000	440,044
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	779,856
zero %, 9/1/45	A1	2,000,000	860,628
zero %, 9/1/41	A1	1,000,000	515,678
zero %, 9/1/40	A1	850,000	459,218
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	985,000	1,014,070
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	970,000	1,030,660
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,540,000	2,611,928
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,170,000	1,299,708
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	75,000	76,029
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,500,000	1,501,387
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,975,000	4,098,543

			59,623,374
Georgia (1.9%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,367,235
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	1,200,000	1,330,553
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	2,385,000	2,398,131
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	2,470,000	2,864,894
5.00%, 1/1/36	BB-/P	1,430,000	1,702,537
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	4,011,799
4.00%, 1/1/59	A2	3,000,000	3,330,618

			17,005,767
Illinois (11.1%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	8,550,365
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,402,580
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,637,308
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,343,929
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,343,152
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,732,915
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	3,250,387
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,804,000	4,815,429
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	4,000,000	4,409,270
Ser. H, 5.00%, 12/1/36	BB	4,600,000	5,424,959
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB	1,500,000	1,922,800
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	215,302
5.00%, 1/1/28	BBB-	1,000,000	1,067,537
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	A+	1,000,000	1,179,076
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	749,000	752,814
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa2	5,000,000	5,996,550
5.25%, 2/1/30	Baa2	3,000,000	3,294,574
5.00%, 11/1/41	Baa2	1,900,000	2,181,485
5.00%, 1/1/41	Baa2	1,000,000	1,150,136
5.00%, 2/1/39	Baa2	500,000	543,041
5.00%, 1/1/35	Baa2	2,500,000	2,882,482
Ser. A, 5.00%, 10/1/33	Baa2	1,025,000	1,224,603
5.00%, 1/1/33	Baa2	1,000,000	1,153,455
Ser. A, 5.00%, 12/1/31	Baa2	7,200,000	8,485,252
Ser. C, 5.00%, 11/1/29	Baa2	2,000,000	2,370,356
Ser. A, 5.00%, 12/1/28	Baa2	2,700,000	3,222,261
Ser. D, 5.00%, 11/1/28	Baa2	3,230,000	3,852,808
Ser. D, 5.00%, 11/1/27	Baa2	1,425,000	1,709,488
Ser. A, 5.00%, 10/1/27	Baa2	2,000,000	2,395,954
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	BB+/F	850,000	988,683
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	974,453
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	577,040
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	761,402
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	235,104
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	4,526,241
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BBB+	3,000,000	2,541,557
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	814,614
5.00%, 4/1/30	AA	450,000	571,547
5.00%, 4/1/29	AA	400,000	499,447
4.00%, 4/1/41	AA	625,000	717,156
4.00%, 4/1/38	AA	600,000	693,046
4.00%, 4/1/37	AA	600,000	694,513

			98,105,071
Indiana (0.1%)
IN State Fin Auth. Rev. Bonds, (United States Steel Corp.), Ser. A, 4.125%, 12/1/26	B	1,000,000	1,098,910

			1,098,910
Iowa (0.2%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,750,000	1,937,774

			1,937,774
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,076,007
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,275,000	1,329,015

			2,405,022
Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,119,970
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	2,000,000	2,190,463
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	439,253
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,411,956

			6,161,642
Louisiana (0.1%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	822,648

			822,658
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,124,967

			1,124,967
Maryland (2.2%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	1,168,204
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	556,501
MD State Dept. of Trans. Rev. Bonds, Ser. 22B
5.00%, 12/1/29(WIS)	AAA	2,115,000	2,583,393
5.00%, 12/1/28(WIS)	AAA	2,250,000	2,701,402
5.00%, 12/1/27(WIS)	AAA	2,250,000	2,647,391
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	2,170,000	2,422,783
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Frederick Hlth., Inc.)
4.00%, 7/1/45	Baa1	500,000	573,326
4.00%, 7/1/40	Baa1	300,000	348,625
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,229,349
5.125%, 7/1/39	B/P	300,000	334,779
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	819,853
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,191,245

			19,576,851
Massachusetts (1.8%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,441,294
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	266,404
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 1/1/23)	AAA/P	250,000	273,588
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,056,679
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	5,569,515
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	722,603	456,911
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	2,201,476
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.02%, 10/1/42 (6/10/21))	VMIG 1	2,500,000	2,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	B/P	2,035,000	915,750

			15,681,617
Michigan (3.8%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	406,729
5.00%, 4/1/36	Ba3	1,400,000	1,630,173
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	528,222
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	690,044
(Tobacco Settlement), Ser. B-2, Class 2, zero %, 6/1/65	BBB/P	11,250,000	1,430,664
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	2,174,930
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BB+	1,000,000	1,135,463
5.00%, 2/1/47	BB+	4,100,000	4,497,573
5.00%, 2/1/37	BB+	1,080,000	1,200,727
MI State Fin. Auth. Rev. Bonds (Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	3,875,000	4,431,648
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47 (Prerefunded 12/1/22)(T)	Aa3	11,000,000	11,567,575
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	569,980
5.00%, 11/15/34	BBB-/F	1,000,000	1,153,911
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/36	Aa1	1,695,000	2,004,584

			33,422,223
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	424,110
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Ba2	725,000	766,073
4.00%, 3/1/28	Ba2	760,000	817,329
4.00%, 3/1/27	Ba2	730,000	789,618
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	695,790
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,069,807
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,663,230
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,750,000	1,873,394

			8,099,351
Missouri (1.6%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, AGM, 4.00%, 3/1/57	AA	4,000,000	4,457,556
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	494,995
3.00%, 5/1/30	B+/P	725,000	727,691
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,640,631
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,750,121
5.00%, 9/1/48	BB+/F	1,750,000	1,951,731

			14,022,725
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	625,000	677,217
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	1,010,000	1,082,526
(Special Impt. Dist. No. 816), 3.125%, 6/1/46	BB-/P	1,300,000	1,310,938
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	715,000	778,875
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	685,000	761,802
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,099,726

			5,711,084
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	3,647,115
4.25%, 8/15/46	BBB/P	1,650,000	1,710,597
4.125%, 8/15/40	BBB/P	1,475,000	1,533,208
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	707,631
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	B-/P	250,000	132,500
6.125%, 7/1/37 (In default)(NON)	B-/P	1,000,000	530,000

			8,261,051
New Jersey (5.5%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	672,513
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	300,000	308,898
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,142,059
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,295,348
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	4,768,946
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	567,236
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	4,691,940
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	3,029,669
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,182,575
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,160,524
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	1,020,606
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,098,462
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	BBB-	2,500,000	2,507,521
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38(WIS)	Baa1	1,600,000	1,991,252
Ser. AA, 5.00%, 6/15/36(WIS)	Baa1	645,000	810,338
Ser. A, 5.00%, 12/15/34	Baa1	5,600,000	6,837,803
Ser. A, 5.00%, 12/15/33	Baa1	6,550,000	8,017,170
Ser. A, 4.00%, 6/15/40(WIS)	Baa1	3,000,000	3,418,192
Ser. A, 4.00%, 6/15/38(WIS)	Baa1	2,000,000	2,291,273

			48,812,325
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,336,330

			1,336,330
New York (4.7%)
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa2	10,000,000	12,434,725
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	629,477
Metro. Trans. Auth. Rev. Bonds, (Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,785,037
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,762,022
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.), 5.00%, 12/1/35	Baa3	1,300,000	1,543,941
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/1/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	475,000	491,953
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,387,325
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	7,364,445
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,457,516
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,150,000	1,229,250
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A	8,675,000	8,854,956

			40,940,647
North Carolina (1.6%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42(WIS)	BB/P	2,500,000	2,630,175
4.00%, 3/1/31(WIS)	BB/P	825,000	899,654
4.00%, 3/1/30(WIS)	BB/P	790,000	863,007
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,503,355
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,666,136
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	3,321,932
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,749,538
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37 (Prerefunded 9/1/24)	BB/P	1,000,000	1,126,790

			13,760,587
Ohio (2.9%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6.25%, 6/1/37 (Prerefunded 6/1/22)	AAA/P	7,300,000	7,557,738
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	3,000,000	3,368,797
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,186,730
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	582,312
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,235,961
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35 (Prerefunded 7/1/22)	BBB/F	2,825,000	2,930,772
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	175,000	181,552
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,485,000	1,595,622
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,304,123
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	838,641
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,307,163
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	252,639

			25,342,050
Oregon (0.3%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,098,521
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	835,840
5.00%, 11/1/32	A3	360,000	435,768

			2,370,129
Pennsylvania (3.2%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,349,853
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	686,201
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,263,629
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	1,090,847
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	3,424,658
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34 (Prerefunded 7/1/24)	AAA/P	1,600,000	1,793,985
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	790,537
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	5,246,180
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,622,800
5.00%, 12/1/44	A/F	1,850,000	2,118,948
4.00%, 12/1/44	A/F	1,150,000	1,272,323
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,612,796
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	850,000	905,246
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB-	1,000,000	1,012,001
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,114,042
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	1,143,859

			28,447,905
Puerto Rico (1.5%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	BB-/P	8,997,000	10,179,634
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	267,808
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	483,672
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	65,690
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	18,748
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	126,801
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	659,984
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	292,649
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	494,865
Ser. A-1, zero %, 7/1/33	B/P	159,000	117,823
Ser. A-1, zero %, 7/1/31	B/P	141,000	112,162
Ser. A-1, zero %, 7/1/29	B/P	109,000	93,420
Ser. A-1, zero %, 7/1/27	B/P	112,000	101,361
Ser. A-1, zero %, 7/1/24	B/P	59,000	56,470

			13,071,087
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,289,389

			3,289,389
South Carolina (2.4%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	1,110,788
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,301,129
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,591,919
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	1,064,215
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	1,108,201
5.00%, 11/15/42	BB/P	585,000	654,453
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	6,220,000	6,958,037
Ser. E, 5.25%, 12/1/55	A2	2,500,000	2,910,487
Ser. E, 5.00%, 12/1/48	A2	2,000,000	2,174,378
Ser. C, 5.00%, 12/1/46	A2	1,000,000	1,125,137
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	593,916

			21,592,660
Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	491,406
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	490,874
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	503,437
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	850,000	967,371
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	725,000	855,844
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	2,120,203
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	956,718
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	482,561
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	707,378
(Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	3,000,000	3,179,528
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,416,301

			12,171,621
Texas (6.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	939,612
(Wayside Schools), Ser. A, 4.00%, 8/15/46	BB	850,000	906,111
(Wayside Schools), Ser. A, 4.00%, 8/15/36	BB	335,000	361,963
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,869,590
(Idea Pub. Schools), 5.00%, 8/15/32	A-	2,100,000	2,159,871
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,103,644
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	B	200,000	219,573
(United Airlines, Inc.), 4.00%, 7/15/41	B+/F	3,750,000	3,969,909
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,280,889
5.00%, 2/15/32	BBB	2,250,000	2,280,889
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	2,277,923
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/39(WIS)	AA	4,350,000	5,437,888
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,578,250
New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Westminster Manor), 4.00%, 11/1/49	BBB/F	1,450,000	1,619,176
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	265,192
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	744,827
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,091,560
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	534,598
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	2,450,000	2,825,591
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	551,250
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	842,457
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,782,039
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	762,132
5.00%, 6/15/38	BB-/P	245,000	249,421
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,916,270
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	3,500,000	3,809,820
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	5,355,780
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,750,000	1,943,799
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	767,931
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	630,309
3.00%, 9/1/39	Baa2	550,000	574,791
3.00%, 9/1/38	Baa2	750,000	785,222
3.00%, 9/1/37	Baa2	650,000	682,218
3.00%, 9/1/36	Baa2	650,000	684,890

			60,805,385
Utah (1.2%)
Infrastructure Agcy. Telecomm. Rev. Bonds
4.00%, 10/15/42	BBB-/F	1,500,000	1,685,949
4.00%, 10/15/36	BBB-/F	1,000,000	1,138,952
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	2,231,158
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,664,070
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.02%, 5/15/37	VMIG 1	4,300,000	4,300,000

			11,020,129
Virginia (1.7%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	525,539
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	387,446
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,700,000	1,814,466
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,000,000	2,168,635
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	730,664
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	872,409
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,643,673
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	1,725,000	1,786,019
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/38	A/F	2,000,000	2,290,203
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/37	A/F	2,250,000	2,581,654

			14,800,708
Washington (2.5%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,179,261
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	5,700,000	6,017,996
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,311,486
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	623,899
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,738,107	4,290,672
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	4,323,804
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/50	Ba2	500,000	574,733
4.00%, 7/1/40	Ba2	2,235,000	2,429,046

			21,750,897
Wisconsin (4.6%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,901,801
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	2,356,448
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	2,097,914
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	820,362
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,579,227
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	3,688,532
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	487,471
5.00%, 6/15/49	BB+/P	1,040,000	1,116,524
5.00%, 6/15/39	BB+/P	410,000	445,113
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,164,757
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	700,000	776,875
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	974,602
5.00%, 5/1/42	BBB+	1,600,000	1,845,440
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	2,300,549
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,639,455
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	2,234,733
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,492,606
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	1,106,286
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45 (Prerefunded 9/15/22)	BBB-/F	750,000	780,078
(St. John's Communities, Inc.), 4.00%, 9/15/36(WIS)	BBB-/F	790,000	830,876
(St. John's Communities, Inc.), 4.00%, 9/15/31(WIS)	BBB-/F	970,000	1,026,497
(St. John's Communities, Inc.), 4.00%, 9/15/30(WIS)	BBB-/F	935,000	998,319
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,081,289
5.50%, 11/15/34	BB-/P	1,685,000	1,815,498
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	500,000	537,804
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,601,812

			40,700,868

Total municipal bonds and notes (cost $803,562,365)			$861,129,300

UNITIZED TRUST (0.0%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$289,932

Total unitized trust (cost $1,206,477)		$289,932

SHORT-TERM INVESTMENTS (8.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	68,980,344	$68,980,344
U.S. Treasury Bills 0.058%, 4/7/22(SEG)		$11,000	10,997
U.S. Treasury Bills 0.055%, 5/19/22(SEGSF)(SEGCCS)		200,000	199,920
U.S. Treasury Bills 0.035%, 4/21/22(SEG)(SEGCCS)		1,000,000	999,703
U.S. Treasury Bills 0.042%, 3/17/22(SEG)(SEGSF)(SEGCCS)		600,000	599,866

Total short-term investments (cost $70,791,021)			$70,790,830
TOTAL INVESTMENTS

Total investments (cost $875,559,863)			$932,210,062

FUTURES CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	390	$47,482,500	$47,482,500	Dec-21	$617,966
U.S. Treasury Note 10 yr (Short)	50	6,535,156	6,535,156	Dec-21	63,169
U.S. Treasury Note Ultra 10 yr (Short)	33	4,786,031	4,786,031	Dec-21	9,723

Unrealized appreciation					690,858

Unrealized (depreciation)					—

Total					$690,858

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$7,000,000	$49,595	$—	11/18/21	—	1.16% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(49,595)
7,000,000	56,595	—	11/18/21	—	1.15% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(56,595)
9,000,000	157,941	—	11/2/21	—	1.00% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(157,941)
3,500,000	13,629	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	13,629
3,500,000	13,629	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	13,629

Upfront premium received		—	Unrealized appreciation			27,258

Upfront premium (paid)		—	Unrealized (depreciation)			(264,131)

	Total	$—			Total	$(236,873)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$39,414,000	$826,906	$(4,646)	9/21/26	2.725% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(831,552)

Total			$(4,646)				$(831,552)

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $881,692,677.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$62,721,578	$67,520,906	$61,262,140	$13,588	$68,980,344

	Total Short-term investments	$62,721,578	$67,520,906	$61,262,140	$13,588	$68,980,344
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $428,911.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $261,924.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,002,702.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
At the close of the reporting period, the fund maintained liquid assets totaling $91,504,173 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.05%, 0.09% and 0.13%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	21.6%
	Education	19.4
	Land	10.3
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount to hedge inflation, to hedge term structure risk and for yield curve positioning.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $236,873 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $261,924 and may include amounts related to unsettled agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $44,679,393 were held by the TOB trust and served as collateral for $25,946,817 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $3,937 for these investments based on an average interest rate of 0.06%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$861,129,300	$—
Unitized trust	—	—	289,932
Short-term investments	—	70,790,830	—

Totals by level	$—	$931,920,130	$289,932
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$690,858	$—	$—
Total return swap contracts	—	(1,063,779)	—

Totals by level	$690,858	$(1,063,779)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	500
OTC total return swap contracts (notional)	$30,000,000
Centrally cleared total return swap contracts (notional)	$39,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com